Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 67,088	$ 126,372
Adoption of ASU 2016-13		13,372
Provision for credit losses	338,878	11,238
Recovery of accounts receivable	(7,038)	(15,788)
Write off for accounts receivable		(67,599)
Foreign currency translation adjustments	(48)	(507)
Balance at end of the year	$ 398,880	$ 67,088